Related party transactions_Major loan and borrowing transactions with related parties (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Kumho Tire Co., Inc.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		₩ 0	[1]	₩ 57,470,000,000
Changes in finance agreements to related parties [Abstract]
Loan	[2]			0
Collection	[2]			7,057,000,000
Others	[2]			(50,413,000,000)
Ending balance	[1]			0
Well to Sea no.3 Private Equity Fund
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		1,857,000,000	[1]	73,810,000,000
Changes in finance agreements to related parties [Abstract]
Loan		2,633,000,000		16,857,000,000
Collection		0		88,810,000,000
Others		0		0
Ending balance	[1]	4,490,000,000		1,857,000,000
STX Engine Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		0	[1]	39,886,000,000
Changes in finance agreements to related parties [Abstract]
Loan	[3]			0
Collection	[3]			2,177,000,000
Others	[3]			(37,709,000,000)
Ending balance	[1]			₩ 0
Korea Finance Security Co., Ltd.
Changes in finance agreements to related parties [Abstract]
Loan		1,800,000,000
Collection		0
Others		0
Ending balance	[1]	1,800,000,000
LOTTE CARD Co., Ltd.
Changes in finance agreements to related parties [Abstract]
Loan		7,500,000,000
Collection		0
Others		0
Ending balance	[1]	₩ 7,500,000,000

[1]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.
[2]	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
[3]	The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.